Other Accrued Expenses - Schedule of Other Accrued Expenses (Parenthetical) (Detail) (Brake North America and Asia group [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Brake North America and Asia group [Member]
Accrued Expenses [Line Items]
Current liabilities of discontinued operations	$ 82